VOLT ETF TRUST

Volt Crypto Industry and Equity ETF

Supplement dated December 1, 2022
to the Summary Prospectus dated December 1, 2022

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Volt Crypto Industry and Equity ETF (the “Fund”).
Until January 20, 2023, the third paragraph of the Fund’s “Principal Investment Strategies” in the Summary Prospectus will be replaced in its entirety by the following:

While the Fund has a bitcoin industry focus, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Bitcoin Industry Revolution Companies and Technology Companies, options on those companies and ETFs with exposure to those companies. Under normal circumstances, the Fund will invest the majority of its net assets (plus any borrowings for investment purposes) in Bitcoin Industry Revolution Companies. The remainder of the Fund’s net assets used to satisfy the 80% test set forth above will be invested in Technology Companies, and at least 15% of the Fund’s net assets will be in Technology Companies. “Technology Companies” are companies that derive at least 50% of their revenue from software, technology hardware, and/or products or services that rely on self-developed processing chips or artificial intelligence chips.

For further information, please contact the Fund toll-free at 1-800-773-3863. You may obtain copies of the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or calling the Fund toll-free at the number above.

Investors Should Retain This Supplement for Future Reference

VOLT ETF TRUST

Volt Crypto Industry and Equity ETF

Supplement dated December 1, 2022
to the Prospectus dated December 1, 2022

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Volt Crypto Industry and Equity ETF (the “Fund”).
Until January 20, 2023, the first paragraph of the Fund’s “Principal Investment Strategies” in the Prospectus will be replaced in its entirety by the following:

The Fund is an actively managed ETF.  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Bitcoin Industry Revolution Companies and Technology Companies, options on those companies and ETFs with exposure to those companies. Under normal circumstances, the Fund will invest the majority of its net assets (plus any borrowings for investment purposes) in Bitcoin Industry Revolution Companies. The remainder of the Fund’s net assets used to satisfy the 80% test set forth above will be invested in Technology Companies, and at least 15% of the Fund’s net assets will be in Technology Companies.

For further information, please contact the Fund toll-free at 1-800-773-3863. You may obtain copies of the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or calling the Fund toll-free at the number above.

Investors Should Retain This Supplement for Future Reference